Blackberry Limited and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 01, 2014 D	Mar. 02, 2013	Mar. 03, 2012
Disclosure Research In Motion Limited And Summary Of Significant Accounting Policies Additional Information [Abstract]
Inventory Write Down, Gross	$ 2,400,000,000
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	13,375,000
RSUs Granted as Inducement Grants That Are Exempt From the Equity Pool	10,521,418
Shares Issued as Options, Number Counted	0.625
Fiscal year period range	364 days	364 days	371 days
Allowance for doubtful accounts	17,000,000	17,000,000
Percentage of total revenue by customer	10.00%	10.00%
Percentage of total revenue by customer two			10.00%
Percentage of accounts receivable by one customer	10.00%	10.00%
Cost method investments	4,000,000	4,000,000
Equity Method Investments	85,000,000	46,000,000
Cash Equivalents Maturity Period Maximum	3 months
Maturity period of short-term investments	1 year
Maturity period of long-term investments	1 year
Liability for uncertain income tax positions, percentage minimum	50.00%
RSUs vesting period	3 years
Independent director's annual retainer, minimum percentage	60.00%
Independent directors annual retainer remaining percentage	40.00%
Number of trading days	5
Options Forfeited, Number Counted	0.625
Shares Issued as Awards Other Than Options, Number Counted	1
Debt Instrument, Face Amount	1,000,000,000
Long Lived Asset Impairment Charge, Gross	2,700,000,000
Estimated life of devices	24 months
Vesting scenario one [Member]
Property, Plant and Equipment [Line Items]
Percentage of options vesting in year 1	25.00%
Percentage of options vesting in year 2	25.00%
Percentage of options vesting in year 3	50.00%
Vesting scenario two
Property, Plant and Equipment [Line Items]
Percentage Of Options Vested In Year Two and Three or Over a Five-Year Period	50.00%
Vesting Scenario Three
Property, Plant and Equipment [Line Items]
Percentage Of Options Vested In Year Three and Four	25.00%
Percentage Of Options Vested In Year Five	50.00%
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%
Minimum
Property, Plant and Equipment [Line Items]
Period of amortization of intangible assets range	2 years
Minimum | Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	5 years
Minimum | BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	3 years
Minimum | Manufacturing equipment, research and development equipment and tooling
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	1 year
Minimum | Blackberry 10 [Member]
Property, Plant and Equipment [Line Items]
BESP for unspecified software upgrade and non-software services	10
Maximum
Property, Plant and Equipment [Line Items]
Period of amortization of intangible assets range	10 years
Maximum | Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	40 years
Maximum | BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	5 years
Maximum | Manufacturing equipment, research and development equipment and tooling
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment, net	8 years
Maximum | Blackberry 10 [Member]
Property, Plant and Equipment [Line Items]
BESP for unspecified software upgrade and non-software services	$ 20